General information, Corporate Events (Details)	Dec. 31, 2018	Dec. 21, 2017
Corporate events [Abstract]
Percentage of shares transferred	100.00%
TMM DM [Member]
Corporate events [Abstract]
Percentage of shares transferred		85.00%